UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21744

Name of Fund: FDP Series, Inc.

FDP BlackRock Franklin Templeton Total Return Fund (Formerly Franklin
Templeton Total Return FDP Fund)
FDP BlackRock Invesco Value Fund (Formerly Invesco Value FDP Fund)
FDP BlackRock Janus Growth Fund (Formerly Marsico Growth FDP Fund)
FDP BlackRock MFS Research International Fund (Formerly MFS Research
International FDP Fund)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, FDP Series, Inc., 55

 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2016

Date of reporting period: 02/29/2016

Item 1 – Schedule of Investments

Schedule of Investments February 29, 2016 (Unaudited)	FDP BlackRock Franklin Templeton Total Return Fund (Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Asset-Backed Securities — 10.0%
American Express Credit Account Master Trust, Class A (a):
Series 2008-2, 1.70%, 9/15/20	USD	780	$793,869
Series 2012-1, 0.71%, 1/15/20		410	410,207
American Express Credit Account Secured Note Trust, Series 2012-4, Class A, 0.68%, 5/15/20 (a)		560	559,724
American Homes 4 Rent, Series 2014-SFR1, Class A, 1.43%, 6/17/31 (a)(b)		126	122,817
Ameriquest Mortgage Securities, Inc., Series 2004-R4, Class M1, 1.26%, 6/25/34 (a)		258	250,695
Argent Securities, Inc., Series 2005-W2, Class A2C, 0.80%, 10/25/35 (a)		193	181,510
BlueMountain CLO Ltd., Series 2013-3A, Class A, 2.02%, 10/29/25 (a)(b)		499	489,618
Capital One Multi-Asset Execution Trust (a):
Series 2007-A1, Class A1, 0.49%, 11/15/19		210	209,656
Series 2007-A2, Class A2, 0.51%, 12/16/19		1,290	1,287,871
Cent CLO, Series 2013-17A, Class A1, 1.92%, 1/30/25 (a)(b)		3,071	2,988,068
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2004-2, Class 2A2, 0.94%, 2/26/35 (a)		119	102,099
Chase Issuance Trust (a):
Series 2013-A6, Class A6, 0.85%, 7/15/20		880	879,889
Series 2014-A3, Class A3, 0.63%, 5/15/18		1,330	1,330,000
Citibank Credit Card Issuance Trust (a):
Series 2013-A12, Class A12, 0.85%, 11/07/18		350	350,130
Series 2013-A7, Class A7, 0.86%, 9/10/20		560	560,335
Series 2014-A3, Class A3, 0.63%, 5/09/18		240	240,015
Colony American Homes (a)(b):
Series 2014-1A, Class A, 1.58%, 5/17/31		582	567,336
Series 2014-2A, Class C, 2.33%, 7/17/31		480	454,764

Asset-Backed Securities		Par (000)	Value
Asset-Backed Securities (continued)
Conseco Financial Corp., Series 1996-9, Class M1, 7.63%, 8/15/27 (a)	USD	105	$113,727
Countryplace Manufactured Housing Contract Trust, Series 2005-1, Class A3, 4.80%, 12/15/35 (a)(b)		7	7,058
Countrywide Asset-Backed Certificates (a):
Series 2004-1, Class M1, 1.19%, 3/25/34		74	70,411
Series 2005-11, Class AF4, 4.79%, 2/25/36		700	699,222
Eaton Vance CLO Ltd., Series 2014-1A, Class A, 2.07%, 7/15/26 (a)(b)		1,814	1,782,541
Galaxy XV CLO Ltd., Series 2013-15A, Class A, 1.87%, 4/15/25 (a)(b)		2,267	2,219,393
Greenpoint Manufactured Housing, Series 1999-3, Class 1A7, 7.27%, 6/15/29		465	458,284
GSAA Trust, Series 2005-5, Class M3, 1.38%, 2/25/35 (a)		210	197,969
Home Equity Mortgage Trust, Series 2004-4, Class M3, 1.41%, 12/25/34 (a)		177	163,189
Invitation Homes Trust (a)(b):
Series 2015-SFR1, Class B, 2.28%, 3/17/32		350	337,467
Series 2015-SFR2, Class C, 2.43%, 6/17/32		110	103,200
Series 2015-SFR3, Class C, 2.43%, 8/17/32		500	467,537
Morgan Stanley ABS Capital I Trust, Inc. (a):
Series 2003-HE1, Class M1, 1.64%, 5/25/33		170	159,617
Series 2005-WMC1, Class M2, 1.17%, 1/25/35		73	69,937
Octagon Investment Partners XXIII Ltd., Series 2015-1A (a)(b):
Class A1, 2.04%, 7/15/27		1,433	1,401,259
Class A2, 2.04%, 7/15/27		1,360	1,330,309
Progress Residential Trust, Series 2015-SFR1, Class A, 1.83%, 2/17/32 (a)(b)		530	516,121
Tricon American Homes Trust, Series 2015-SFR1, Class C, 2.33%, 5/17/32 (a)(b)		400	372,588
Total Asset-Backed Securities — 10.0%			22,248,432

FDP SERIES, INC.	FEBRUARY 29, 2016	1

Schedule of Investments (continued)	FDP BlackRock Franklin Templeton Total Return Fund

Corporate Bonds		Par (000)	Value
Aerospace & Defense — 0.5%
Lockheed Martin Corp., 4.70%, 5/15/46	USD	700	$752,663
United Technologies Corp., 3.10%, 6/01/22		356	369,722

			1,122,385
Air Freight & Logistics — 0.4%
FedEx Corp., 3.20%, 2/01/25		900	890,459
Auto Components — 0.2%
BorgWarner, Inc., 4.38%, 3/15/45		400	350,771
Delphi Corp., 4.15%, 3/15/24		200	203,469

			554,240
Automobiles — 0.2%
Ford Motor Co., 4.75%, 1/15/43		400	367,219
Banks — 5.4%
Banca Monte dei Paschi di Siena SpA, 2.88%, 4/16/59	EUR	600	702,361
Banco Comercial Portugues SA, 4.75%, 6/22/17		100	114,925
Bankinter SA, 1.75%, 6/10/19		600	675,080
CIT Group, Inc.:
5.38%, 5/15/20	USD	100	103,250
5.00%, 8/15/22		200	200,750
Depfa ACS Bank, 1.65%, 12/20/16	JPY	120,000	1,073,046
HSBC Holdings PLC:
4.25%, 8/18/25	USD	200	193,757
6.50%, 9/15/37		400	445,254
Industrial & Commercial Bank of China, Ltd., 4.88%, 9/21/25 (b)		600	615,964
Intesa Sanpaolo SpA:
2.38%, 1/13/17		1,100	1,103,491
3.88%, 1/16/18		300	304,976
5.71%, 1/15/26 (b)		900	858,547
Mizuho Financial Group Cayman 3 Ltd., 4.60%, 3/27/24 (b)		1,100	1,142,303
Norddeutsche Landesbank Girozentrale, 2.00%, 2/05/19 (b)		600	605,360
Royal Bank of Canada, 2.10%, 10/14/20		600	604,813
Royal Bank of Scotland Group PLC:
6.93%, 4/09/18	EUR	150	176,552
6.13%, 12/15/22	USD	100	104,933
Shinhan Bank, 1.88%, 7/30/18 (b)		300	298,941
SVB Financial Group, 3.50%, 1/29/25		300	297,374

Corporate Bonds		Par (000)	Value
Banks (continued)
Unione di Banche Italiane SCpA, 2.88%, 2/18/19	EUR	500	$573,167
Wells Fargo & Co., 4.65%, 11/04/44	USD	500	489,036
Westpac Banking Corp., 2.25%, 11/09/20 (b)		600	605,702
Woori Bank Co. Ltd., 4.75%, 4/30/24 (b)		650	670,000

			11,959,582
Beverages — 0.9%
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42		600	545,140
Constellation Brands, Inc.:
7.25%, 5/15/17		800	846,000
3.88%, 11/15/19		300	310,710
Pernod Ricard SA, 2.13%, 9/27/24	EUR	200	227,146

			1,928,996
Biotechnology — 1.0%
Biogen, Inc., 5.20%, 9/15/45	USD	500	512,164
Celgene Corp., 4.00%, 8/15/23		700	731,386
Gilead Sciences, Inc.:
4.50%, 2/01/45		300	304,628
4.75%, 3/01/46		600	632,670

			2,180,848
Capital Markets — 0.5%
Morgan Stanley:
4.35%, 9/08/26		200	198,923
4.30%, 1/27/45		1,000	953,301

			1,152,224
Chemicals — 0.5%
Arkema SA, 1.50%, 1/20/25	EUR	500	534,735
LyondellBasell Industries NV, 4.63%, 2/26/55	USD	700	575,186

			1,109,921
Commercial Services & Supplies — 0.1%
Aviation Capital Group Corp., 6.75%, 4/06/21 (b)		300	324,000
Communications Equipment — 0.3%
Juniper Networks, Inc.:
4.50%, 3/15/24		300	296,717
4.35%, 6/15/25		400	386,701

			683,418
Construction Materials — 0.2%
Cemex Finance LLC, 9.38%, 10/12/22 (b)		200	210,000

2	FDP SERIES, INC.	FEBRUARY 29, 2016

Schedule of Investments (continued)	FDP BlackRock Franklin Templeton Total Return Fund

Corporate Bonds		Par (000)	Value
Construction Materials (continued)
Cemex SAB de CV, 5.70%, 1/11/25 (b)	USD	200	$175,000

			385,000
Consumer Finance — 0.2%
Discover Financial Services, 3.85%, 11/21/22		400	394,748
Containers & Packaging — 0.2%
Owens-Illinois, Inc., 7.80%, 5/15/18		500	547,500
Verso Paper Holdings LLC/Verso Paper, Inc., 11.75%, 1/15/19 (c)		18	2,520

			550,020
Diversified Financial Services — 3.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 4.25%, 7/01/20		200	200,750
Bank of America Corp., 4.00%, 1/22/25		1,200	1,165,730
Barclays PLC, 4.38%, 9/11/24		600	551,024
Capital One Bank USA NA, 3.38%, 2/15/23		1,000	972,635
Citigroup, Inc., 4.45%, 9/29/27		1,000	983,821
Deutsche Bank AG, 4.30%, 5/24/28 (a)		500	427,796
Ford Motor Credit Co. LLC, 4.13%, 8/04/25		400	398,185
Goldman Sachs Group, Inc., 3.75%, 2/25/26		500	504,013
International Lease Finance Corp., 8.75%, 3/15/17		1,000	1,055,000
Navient LLC, 5.50%, 1/15/19		200	198,000
SLM Corp., 8.45%, 6/15/18		100	106,563
UniCredit SpA, 1.84%, 10/31/17 (a)	EUR	500	552,138

			7,115,655
Diversified Telecommunication Services — 1.0%
AT&T, Inc., 4.50%, 5/15/35	USD	700	642,549
Intelsat Jackson Holdings SA:
7.50%, 4/01/21		100	69,500
6.63%, 12/15/22		200	100,500
Telefonica Emisiones SAU, 4.57%, 4/27/23		500	531,155
Verizon Communications, Inc.:
6.40%, 9/15/33		382	445,120
4.52%, 9/15/48		400	365,016
Verizon New York, Inc., Series B, 7.38%, 4/01/32		100	112,272

			2,266,112

Corporate Bonds		Par (000)	Value
Electric Utilities — 1.5%
Dominion Resources, Inc., 3.90%, 10/01/25	USD	1,000	$1,013,020
Georgia Power Co., 4.30%, 3/15/42		300	295,832
PPL Energy Supply LLC, 6.20%, 5/15/16		1,200	1,194,000
State Grid Overseas Investment 2013 Ltd., 3.13%, 5/22/23 (b)		300	305,813
Three Gorges Finance I Cayman Islands Ltd., 3.70%, 6/10/25 (b)		500	524,406

			3,333,071
Energy Equipment & Services — 1.0%
CGG SA, 6.50%, 6/01/21		200	67,500
CNOOC Finance 2013 Ltd., 3.00%, 5/09/23		500	474,209
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24		700	718,771
Lukoil International Finance BV, 4.56%, 4/24/23 (b)		500	455,320
Oceaneering International, Inc., 4.65%, 11/15/24		400	324,865
Petrofac Ltd., 3.40%, 10/10/18 (b)		300	254,459

			2,295,124
Food & Staples Retailing — 1.5%
Cencosud SA, 4.88%, 1/20/23 (b)		500	470,047
CVS Caremark Corp., 5.75%, 6/01/17		91	95,972
Dollar General Corp., 4.15%, 11/01/25		600	606,191
Kroger Co., 4.00%, 2/01/24		1,000	1,067,321
Mondelez International, Inc., 4.00%, 2/01/24		1,000	1,042,999

			3,282,530
Food Products — 0.7%
Kraft Heinz Foods Co., 3.50%, 7/15/22 (b)		1,000	1,029,789
Tyson Foods, Inc., 3.95%, 8/15/24		600	633,058

			1,662,847
Health Care Equipment & Supplies — 0.4%
PerkinElmer, Inc., 5.00%, 11/15/21		600	644,982
Zimmer Holdings, Inc., 4.25%, 8/15/35		300	278,714

			923,696

FDP SERIES, INC.	FEBRUARY 29, 2016	3

Schedule of Investments (continued)	FDP BlackRock Franklin Templeton Total Return Fund

Corporate Bonds		Par (000)	Value
Health Care Providers & Services — 0.7%
Express Scripts Holding Co., 3.50%, 6/15/24	USD	800	$765,817
HCA Holdings, Inc., 6.25%, 2/15/21		100	105,750
HCA, Inc., 5.88%, 5/01/23		300	315,000
Tenet Healthcare Corp., 5.00%, 3/01/19		400	382,000

			1,568,567
Hotels, Restaurants & Leisure — 0.5%
Yum! Brands, Inc., 6.25%, 3/15/18		1,000	1,050,000
Industrial Conglomerates — 0.2%
Hutchison Whampoa International Ltd. (b):
3.50%, 1/13/17		300	304,375
7.45%, 11/24/33		50	69,781

			374,156
Insurance — 1.0%
Aflac, Inc., 3.63%, 6/15/23		500	519,861
Liberty Mutual Group, Inc., 4.95%, 5/01/22 (b)		600	648,427
Teachers Insurance & Annuity Association of America, 4.90%, 9/15/44 (b)		1,000	1,016,648

			2,184,936
IT Services — 0.5%
Alibaba Group Holding Ltd., 4.50%, 11/28/34		300	296,561
First Data Corp., 5.00%, 1/15/24 (b)		200	203,126
Fiserv, Inc., 3.85%, 6/01/25		500	515,769

			1,015,456
Media — 1.9%
21st Century Fox America, Inc.:
3.00%, 9/15/22		600	602,208
3.70%, 10/15/25		100	100,592
CSC Holdings LLC, 8.63%, 2/15/19		500	537,500
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.95%, 1/15/25		400	406,569
NBCUniversal Media LLC, 4.45%, 1/15/43		400	399,861
Time Warner, Inc.:
4.05%, 12/15/23		1,000	1,030,882
6.10%, 7/15/40		200	210,748
Viacom, Inc., 4.25%, 9/01/23		800	781,702

Corporate Bonds		Par (000)	Value
Media (continued)
Wind Acquisition Finance SA, 7.38%, 4/23/21 (b)	USD	200	$184,000

			4,254,062
Metals & Mining — 0.3%
ArcelorMittal, 6.50%, 3/01/21		400	360,000
FMG Resources August 2006 Property Ltd., 9.75%, 3/01/22 (b)		200	188,000
Reliance Steel & Aluminum Co., 4.50%, 4/15/23		200	185,827

			733,827
Multi-Utilities — 0.4%
Sempra Energy, 3.75%, 11/15/25		400	406,130
Veolia Environnement SA, 4.63%, 3/30/27	EUR	400	571,100

			977,230
Oil, Gas & Consumable Fuels — 4.4%
Apache Corp., 4.25%, 1/15/44	USD	1,000	716,053
California Resources Corp., 8.00%, 12/15/22 (b)		400	100,000
Canadian Natural Resources Ltd.:
5.70%, 5/15/17		1,000	1,001,250
6.50%, 2/15/37		500	361,223
Chesapeake Energy Corp., 8.00%, 12/15/22 (b)		150	58,500
El Paso Pipeline Partners Operating Co. LLC, 4.30%, 5/01/24		500	441,096
Enable Midstream Partners LP:
3.90%, 5/15/24		300	191,617
5.00%, 5/15/44		100	51,593
Enable Oklahoma Intrastate Transmission LLC, 6.25%, 3/15/20 (b)		400	306,323
Energy Transfer Equity LP, 7.50%, 10/15/20		300	274,500
Energy Transfer Partners LP:
4.90%, 3/15/35		600	435,518
5.15%, 2/01/43		200	146,012
Energy XXI Gulf Coast, Inc., 11.00%, 3/15/20 (b)		300	32,250
EnLink Midstream Partners LP, 5.05%, 4/01/45		600	357,327
Ensco PLC, 5.75%, 10/01/44		700	329,700
Enterprise Products Operating LLC, 4.45%, 2/15/43		200	158,997
Exxon Mobil Corp., 2.71%, 3/06/25		800	798,490
Halcon Resources Corp.:
9.75%, 7/15/20		100	11,000

4	FDP SERIES, INC.	FEBRUARY 29, 2016

Schedule of Investments (continued)	FDP BlackRock Franklin Templeton Total Return Fund

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Halcon Resources Corp. (continued):
13.00%, 2/15/22 (b)	USD	130	$19,500
Kinder Morgan Energy Partners LP, 5.95%, 2/15/18		500	508,750
Linn Energy LLC/Linn Energy Finance Corp., 12.00%, 12/15/20 (b)		175	19,469
MPLX LP, 4.00%, 2/15/25		400	303,324
Peabody Energy Corp., 10.00%, 3/15/22 (b)		300	10,500
Petrobras Global Finance BV, 3.41%, 3/17/20 (a)		900	628,335
Sanchez Energy Corp., 6.13%, 1/15/23		300	106,500
Sinopec Group Overseas Development Ltd. (b):
4.38%, 4/10/24		400	423,424
3.25%, 4/28/25		700	688,006
Sunoco Logistics Partners Operations LP, 4.25%, 4/01/24		400	334,334
Valero Energy Corp., 4.90%, 3/15/45		600	481,369
Weatherford International Ltd., 5.95%, 4/15/42		900	526,500

			9,821,460
Paper & Forest Products — 0.5%
Georgia-Pacific LLC, 3.73%, 7/15/23 (b)		1,000	1,028,580
Personal Products — 0.4%
Avon Products, Inc., 6.35%, 3/15/20		1,200	864,000
Pharmaceuticals — 0.9%
Actavis Funding SCS, 4.55%, 3/15/35		600	603,606
Baxalta, Inc., 3.60%, 6/23/22 (b)		400	396,596
Valeant Pharmaceuticals International, Inc., 6.13%, 4/15/25 (b)		200	167,875
Zoetis, Inc., 4.70%, 2/01/43		900	788,631

			1,956,708
Real Estate Investment Trusts (REITs) — 1.4%
American Tower Corp., 3.50%, 1/31/23		500	490,748
ERP Operating LP, 5.75%, 6/15/17		221	231,822
HCP, Inc., 3.88%, 8/15/24		900	845,151
Marriott International, Inc., 3.75%, 10/01/25		1,000	1,011,158

Corporate Bonds		Par (000)	Value
Real Estate Investment Trusts (REITs) (continued)
Realty Income Corp., 4.13%, 10/15/26	USD	600	$612,508

			3,191,387
Semiconductors & Semiconductor Equipment — 0.4%
Maxim Integrated Products, Inc., 3.38%, 3/15/23		1,000	1,008,747
Specialty Retail — 1.1%
Bed Bath & Beyond, Inc., 5.17%, 8/01/44		900	725,267
Edcon Proprietary Ltd., 9.50%, 3/01/18 (b)	EUR	200	102,280
Tiffany & Co., 4.90%, 10/01/44	USD	500	466,459
Toys R US, Inc., 7.38%, 10/15/18		1,500	1,080,000

			2,374,006
Thrifts & Mortgage Finance — 0.6%
PHH Corp., 7.38%, 9/01/19		1,500	1,452,900
Tobacco — 0.2%
Reynolds American, Inc., 5.70%, 8/15/35		400	451,535
Transportation Infrastructure — 0.4%
DP World Ltd., 6.85%, 7/02/37 (b)		380	368,125
Sydney Airport Finance Co. Property Ltd., 3.90%, 3/22/23 (b)		200	205,119
Transurban Finance Co., 4.13%, 2/02/26 (b)		300	301,262

			874,506
Wireless Telecommunication Services — 0.3%
American Tower Corp., 4.40%, 2/15/26		400	408,445
Sprint Communications, Inc., 6.00%, 11/15/22		300	211,500

			619,945
Total Corporate Bonds — 36.0%			80,284,103

Floating Rate Loan Interests (a)
Auto Components — 0.1%
Autoparts Holdings Ltd., 1st Lien Term Loan, 7.00%, 7/29/17		246	197,143
Crowne Group LLC, 1st Lien Term Loan, 6.00%, 9/30/20		96	89,403

			286,546

FDP SERIES, INC.	FEBRUARY 29, 2016	5

Schedule of Investments (continued)	FDP BlackRock Franklin Templeton Total Return Fund

Floating Rate Loan Interests (a)		Par (000)	Value
Capital Markets — 0.1%
First Eagle Investment Management LLC, Term Loan, 4.75%, 12/01/22	USD	168	$157,767
Navios Partners Finance (US), Inc., Term Loan B, 5.25%, 6/27/18		7	5,817

			163,584
Chemicals — 0.1%
Ineos US Finance LLC:
2015 Term Loan, 4.25%, 3/31/22		27	25,860
6 Year Term Loan, 3.75%, 5/04/18		18	17,664
Nexeo Solutions LLC:
Term Loan B, 5.00%, 9/08/17		11	10,329
Term Loan B3, 5.00%, 9/08/17		10	10,080
OCI Beaumont LLC, Term Loan B3, 6.50%, 8/20/19		149	148,501

			212,434
Commercial Services & Supplies — 0.1%
Connolly Corp., 1st Lien Term Loan, 4.50%, 5/14/21		112	107,672
Onsite US Finco LLC, Term Loan, 5.50%, 7/30/21		254	208,422

			316,094
Containers & Packaging — 0.2%
Caraustar Industries, Inc., Term Loan B:
Add on, 8.00%, 5/01/19		136	131,245
8.00%, 5/01/19		334	317,352

			448,597
Diversified Consumer Services — 0.2%
ROC Finance LLC, Term Loan, 5.00%, 6/20/19		229	205,464
SunGard Availability Services Capital, Inc., Term Loan B, 6.00%, 3/31/19		311	258,563

			464,027
Diversified Telecommunication Services — 0.1%
Intelsat Jackson Holdings SA, Term Loan B2, 3.75%, 6/30/19		140	124,731
Windstream Corp., Term Loan B5, 3.50%, 8/08/19		60	58,359

			183,090
Electronic Equipment, Instruments & Components — 0.1%
Sensus USA, Inc., 1st Lien Term Loan, 4.50%, 5/09/17		135	128,972

Floating Rate Loan Interests (a)		Par (000)	Value
Health Care Management Services — 0.0%
New Millennium HoldCo, Inc., Exit Term Loan, 7.50%, 12/21/20	USD	17	$15,131
Machinery — 0.5%
Navistar International Corp., Term Loan B, 6.50%, 8/07/20		1,276	1,099,363
Media — 0.3%
Cumulus Media Holdings, Inc., 2013 Term Loan, 4.25%, 12/23/20		50	32,048
Radio One, Inc., 2015 Term Loan, 5.11%, 4/02/18		688	696,492

			728,540
Metals & Mining — 0.1%
FMG Resources August 2006 Property Ltd., Term Loan B, 4.25%, 6/30/19		466	357,180
Oil, Gas & Consumable Fuels — 0.3%
Bowie Resource Holdings LLC, 1st Lien Term Loan, 6.75%, 8/14/20		239	221,856
Fieldwood Energy LLC, 1st Lien Term Loan, 3.88%, 10/01/18		419	252,567
McDermott Finance LLC, Term Loan B, 5.25%, 4/16/19		21	18,240
Peabody Energy Corp., Term Loan B, 4.25%, 9/24/20		167	58,948
UTEX Industries, Inc., 2014 1st Lien Term Loan, 5.00%, 5/22/21		345	186,170

			737,781
Paper & Forest Products — 0.1%
Appvion, Inc., Term Loan, 5.75%, 6/28/19		148	131,719
Personal Products — 0.2%
FGI Operating Co. LLC, Term Loan, 5.50%, 4/19/19		520	399,219
Specialty Retail — 0.1%
Evergreen Acqco 1 LP, Term Loan, 5.00%, 7/09/19		295	219,826
Men’s Wearhouse, Inc., Term Loan B, 4.50%, 6/18/21		89	79,852

			299,678
Transportation — 0.1%
OSG International, Inc., Exit Term Loan B, 5.75%, 8/05/19		206	186,867
Total Floating Rate Loan Interests — 2.7%			6,158,822

6	FDP SERIES, INC.	FEBRUARY 29, 2016

Schedule of Investments (continued)	FDP BlackRock Franklin Templeton Total Return Fund

Foreign Agency Obligations	Par (000)			Value
Brazil Notas do Tesouro Nacional (d):
10.00%, 1/01/17	BRL	1,200		$289,686
10.00%, 1/01/21		1,300		268,163
Export-Import Bank of Korea, 2.25%, 1/21/20	USD	800		804,825
Hungary Government Bond:
6.00%, 1/11/19	EUR	120		149,148
3.88%, 2/24/20		40		48,389
Indonesia Treasury Bond, 8.25%, 7/15/21	IDR	7,000,000		529,785
Italy Buoni Poliennali Del Tesoro, 2.50%, 12/01/24	EUR	550		658,748
Lithuania Government International Bond, 7.38%, 2/11/20 (b)	USD	310		366,374
Malaysia Government Bond:
3.17%, 7/15/16	MYR	2,500		595,373
4.26%, 9/15/16		1,000		239,702
4.01%, 9/15/17		1,870		451,528
4.24%, 2/07/18		2,250		545,334
Mexican Bonos (e):
6.25%, 6/16/16	MXN	18,907		1,049,424
7.25%, 12/15/16		21,721		1,226,981
7.75%, 12/14/17		15,500		906,077
New Zealand Government Bond, 3.00%, 4/15/20	NZD	4,300		2,898,376
Poland Government Bond:
5.00%, 4/25/16	PLN	935		235,330
1.75%, 1/25/17 (a)		376		94,306
1.75%, 1/25/21 (a)		381		93,843
Republic of Hungary:
3.50%, 7/18/16	EUR	20		22,002
4.38%, 7/04/17		45		51,540
5.75%, 6/11/18		95		114,839
Republic of Serbia, 4.88%, 2/25/20 (b)	USD	300		305,625
Spain Government Bond, 2.75%, 10/31/24 (b)	EUR	550		662,553
Ukraine Government International Bond (b):
7.75%, 9/01/19	USD	—	(f)	319
7.75%, 9/01/20		160		143,232
0.00%, 5/31/40 (a)		40		12,608
Vietnam Government International Bond, 6.75%, 1/29/20 (b)		320		353,286
Total Foreign Agency Obligations — 5.9%				13,117,396

Municipal Bonds	Par (000)		Value
Industry Public Facilities Authority, Refunding, Tax Allocation Bonds, 4.29%, 1/01/23	USD	400	$422,388
Memorial Sloan-Kettering Cancer Center, Series 2015, 4.20%, 7/01/55		300	302,999
New Jersey EDA, Refunding RB, School Facilities Construction, Series NN, 5.00%, 3/01/30		120	127,860
Port Authority of New York & New Jersey, RB:
4.82%, 6/01/45		485	509,303
Series 192, 4.81%, 10/15/65		800	854,376
Puerto Rico Electric Power Authority, RB, Series A, 6.75%, 7/01/36		425	274,244
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.50%, 8/01/44		425	180,098
State of California, GO, Various Purposes, 6.00%, 11/01/39		210	246,683
State of Minnesota, GO, Refunding Series F, 4.00%, 10/01/24		200	233,430
University of California, Refunding RB, Series J, 4.13%, 5/15/45		450	453,357
Total Municipal Bonds — 1.6%			3,604,738

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.3%
American Home Mortgage Investment Trust, Series 2004-3, Class 4A, 2.37%, 10/25/34 (a)		150	145,256
Bear Stearns Alternative A Trust, Series 2004-13, Class A2, 1.32%, 11/25/34 (a)		61	57,971
Citigroup Mortgage Loan Trust, Series 2013-A, Class A, 3.00%, 5/25/42 (a)(b)		111	109,671
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-6, Class 3A1, 5.00%, 9/25/19		55	56,256
Credit Suisse Mortgage Capital Certificates, Series 2009-15R, Class 3A1, 3.24%, 3/26/36 (a)(b)		153	150,782

FDP SERIES, INC.	FEBRUARY 29, 2016	7

Schedule of Investments (continued)	FDP BlackRock Franklin Templeton Total Return Fund

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Wells Fargo Mortgage-Backed Securities Trust:
Series 2004-I, Class 2A1, 2.74%, 7/25/34 (a)	USD	83	$82,598
Series 2004-W, Class A9, 2.75%, 11/25/34 (a)		114	114,585
Series 2007-3, Class 3A1, 5.50%, 4/25/22		19	19,240

			736,359
Commercial Mortgage-Backed Securities — 5.7%
Banc of America Commercial Mortgage Trust, Series 2007-3, Class AM, 5.57%, 6/10/49 (a)		735	757,980
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-4:
Class AJ, 5.70%, 7/10/46 (a)		732	718,841
Class AM, 5.68%, 7/10/46		500	506,055
Bear Stearns Commercial Mortgage Securities Trust (a):
Series 2005-T20, Class E, 5.14%, 10/12/42		800	797,983
Series 2006-PW11, Class AJ, 5.47%, 3/11/39		694	693,257
Series 2006-PW12, Class AJ, 5.79%, 9/11/38		112	111,828
Series 2006-PW13, Class AJ, 5.61%, 9/11/41		640	644,942
Series 2007-PW16, Class AM, 5.72%, 6/11/40		950	980,475
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class AJ, 5.48%, 10/15/49		135	130,441
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class AJ, 5.69%, 10/15/48		615	423,969
Colony Multifamily Mortgage Trust, Series 2014-1, Class A, 2.54%, 4/20/50 (b)		746	742,063
Core Industrial Trust, Series 2015-CALW, Class A, 3.04%, 2/10/34 (b)		730	738,315
Eleven Madison Avenue Mortgage Trust, Series 2015-11MD, Class A, 3.55%, 9/10/35 (a)(b)		150	156,344
GMAC Commercial Mortgage Securities, Inc., Series 2005-C1, Class B, 4.94%, 5/10/43		682	110,398

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Greenwich Capital Commercial Funding Corp. Commercial Mortgage Trust:
Series 2005-GG5, Class AJ, 5.45%, 4/10/37 (a)	USD	86	$85,635
Series 2006-GG7, Class AJ, 5.88%, 7/10/38 (a)		640	583,751
Series 2006-GG7, Class AM, 5.88%, 7/10/38 (a)		190	190,115
Series 2007-GG9, Class A4, 5.44%, 3/10/39		765	781,692
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2006-CB16, Class B, 5.67%, 5/12/45 (a)		210	98,332
Series 2006-CB17, Class AM, 5.46%, 12/12/43		700	689,983
Series 2006-LDP7, Class AJ, 5.93%, 4/17/45 (a)		245	213,357
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class AJ, 5.87%, 6/15/38 (a)		790	796,006
Morgan Stanley Capital I Trust (a):
Series 2006-HQ8, Class AJ, 5.48%, 3/12/44		138	137,559
Series 2007-IQ16, Class AM, 6.05%, 12/12/49		850	890,393
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class AJ, 5.76%, 5/15/43 (a)		600	599,107

			12,578,821
Total Non-Agency Mortgage-Backed Securities — 6.0%			13,315,180

U.S. Government Sponsored Agency Securities
Agency Obligations — 1.0%
Fannie Mae, 5.38%, 6/12/17		1,000	1,058,228
Freddie Mac, 6.25%, 7/15/32		800	1,173,486

			2,231,714
Collateralized Mortgage Obligations — 0.9%
Fannie Mae Mortgage-Backed Securities, Series 2007-1, Class NF, 0.69%, 2/25/37 (a)		311	309,113
Freddie Mac, Class M3 (a):
Series 2015-DNA1, 3.74%, 10/25/27		250	225,074
Series 2015-HQ1, 4.24%, 3/25/25		250	228,928

8	FDP SERIES, INC.	FEBRUARY 29, 2016

Schedule of Investments (continued)	FDP BlackRock Franklin Templeton Total Return Fund

U.S. Government Sponsored Agency Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Freddie Mac, Class M3 (a) (continued):
Series 2015-DN1, 4.59%, 1/25/25	USD	500	$477,291
Series 2014-DN1, 4.94%, 2/25/24		550	516,491
Series 2014-DN4, 4.99%, 10/25/24		250	237,621

			1,994,518
Mortgage-Backed Securities — 21.3%
Fannie Mae Mortgage-Backed Securities:
1.62%, 5/01/33 (a)		11	11,777
1.90%, 10/01/32 (a)		71	73,904
1.90%, 9/01/34 (a)		293	309,434
2.05%, 4/01/35 (a)		148	155,491
2.19%, 4/01/35 (a)		18	18,524
3.50%, 3/01/46 (g)		10,800	11,315,225
4.00%, 3/01/46 (g)		11,525	12,297,984
4.50%, 3/01/46 (g)		2,100	2,280,751
5.00%, 8/01/35 — 4/01/37		164	182,020
5.50%, 11/01/34 — 3/01/36		1,378	1,564,225
6.00%, 6/01/21 — 9/01/38		530	602,854
6.50%, 1/01/36		40	47,046
Freddie Mac Mortgage-Backed Securities:
1.89%, 11/01/27 (a)		142	146,571
2.54%, 9/01/32 (a)		10	10,488
2.59%, 4/01/32 (a)		45	47,567
3.50%, 3/01/46 (g)		4,050	4,234,386
4.00%, 3/01/46 (g)		2,650	2,823,751
4.50%, 9/01/20		17	18,036
5.00%, 7/01/23 — 2/01/39		675	740,447
5.50%, 11/01/37		4	4,018
6.00%, 10/01/21 — 4/01/38		67	71,707
6.50%, 9/01/38		7	7,782
Ginnie Mae Mortgage-Backed Securities:
3.00%, 3/01/46 (g)		2,400	2,485,500
3.50%, 3/01/46 (g)		7,600	8,025,125
6.50%, 12/20/37 — 7/15/38		141	166,100

			47,640,713
Total U.S. Government Sponsored Agency Securities — 23.2%			51,866,945

U.S. Treasury Obligations
U.S. Treasury Bonds:
4.75%, 2/15/37		575	816,478
3.50%, 2/15/39		100	119,461

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Bonds (continued):
4.63%, 2/15/40	USD	1,200	$1,678,594
3.88%, 8/15/40		1,900	2,391,921
4.75%, 2/15/41		1,100	1,570,593
4.38%, 5/15/41		100	135,707
3.13%, 11/15/41		100	111,813
3.13%, 2/15/42		100	111,738
3.00%, 5/15/42		100	109,023
2.88%, 5/15/43		3,300	3,491,169
U.S. Treasury Inflation Indexed Bonds, 0.13%, 4/15/16		1,608	1,607,974
U.S. Treasury Notes:
3.13%, 5/15/21		3,500	3,816,914
2.00%, 10/31/21		4,000	4,132,968
2.00%, 11/30/22		1,920	1,980,599
Total U.S. Treasury Obligations — 9.9%			22,074,952

Other Interests — 0.0%		Beneficial Interest (000)
General Motors II (h)		7	—

Preferred Securities

Capital Trusts		Par (000)
Banks — 0.9%
HSBC Holdings PLC, 6.38% (a)(i)		400	366,875
Wachovia Capital Trust III, 5.57% (a)(i)		1,000	962,780
Wells Fargo & Co., Series U, 5.88% (a)(i)		700	741,160

			2,070,815
Capital Markets — 0.2%
Goldman Sachs Group, Inc., Series M, 5.38% (a)(i)		300	285,750
Diversified Financial Services — 0.6%
Bank of America Corp., Series M, 8.13% (a)(i)		300	300,000
JPMorgan Chase & Co. (a)(i):
Series V, 5.00%		500	467,500
Series X, 6.10%		600	597,000

			1,364,500

FDP SERIES, INC.	FEBRUARY 29, 2016	9

Schedule of Investments (continued)	FDP BlackRock Franklin Templeton Total Return Fund

Capital Trusts	Par (000)		Value
Electric Utilities — 0.2%
Electricite de France SA, 5.25% (a)(b)(i)	USD	500	$434,375
Insurance — 0.4%
Allstate Corp, 5.75%, 8/15/53 (a)		250	249,062
MetLife, Inc.:
5.25% (a)(i)		100	94,270
6.40%, 12/15/66		600	586,776

			930,108
Total Capital Trusts — 2.3%			5,085,548

Preferred Stock — 0.3%		Shares
Banks — 0.3%
U.S. Bancorp, 6.00% (a)		24,000	633,840
Total Preferred Securities — 2.6%			5,719,388
Total Long-Term Investments (Cost — $226,169,051) — 97.9%			218,389,956

Short-Term Securities	Par (000)		Value

Time Deposits — 19.4%
Europe — 0.0%
Brown Brothers Harriman & Co., (0.31%), 3/01/16	EUR	15	$15,908
United States — 19.4%
Brown Brothers Harriman & Co., 0.36%, 3/01/16	USD	43,284	43,284,150
Total Short-Term Securities (Cost — $43,300,058) — 19.4%			43,300,058
Options Purchased (Cost — $1,821,316) — 0.6%			1,437,995
Total Investments (Cost — $271,290,425*) — 117.9%			263,128,009
Liabilities in Excess of Other Assets — (17.9)%			(39,898,876)

Net Assets — 100.0%			$223,229,133

*	As of February 29, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$271,279,969

Gross unrealized appreciation	$3,992,357
Gross unrealized depreciation	(12,144,317)

Net unrealized depreciation	$(8,151,960)

Notes to Schedule of Investments

(a)	Variable rate security. Rate as of period end.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Issuer filed for bankruptcy and/or is in default of interest payments.

(d)	Security trades in units with each unit equal to a par amount of BRL 1,000.

(e)	Security trades in units with each unit equal to a par amount of MXN 100.

(f)	Amount is less than $500.

(g)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America Securities LLC	$8,609,938	$17,625
Citigroup Global Markets, Inc.	$2,134,140	$(1,250)
Goldman Sachs & Co.	$10,163,844	$10,789
JP Morgan Securities LLC	$8,254,146	$10,521
Wells Fargo Securities LLC	$14,300,653	$19,540

(h)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(i)	Perpetual security with no stated maturity date.

10	FDP SERIES, INC.	FEBRUARY 29, 2016

Schedule of Investments (continued)	FDP BlackRock Franklin Templeton Total Return Fund

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Long	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
32	10-Year Australian T-Bond	March 2016	USD	3,011,160	$113,451
16	Euro-Bund Future	March 2016	USD	2,899,426	152,698
27	5-Year Canadian T-Bond	June 2016	USD	2,490,466	(5,406)
Total					$260,743

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	90,400	USD	98,265	Deutsche Bank AG	4/28/16	$247
EUR	270,315	USD	301,482	Deutsche Bank AG	4/28/16	(6,911)
INR	13,000,000	USD	193,452	Deutsche Bank AG	4/28/16	(4,943)
PHP	12,276,300	USD	264,918	JP Morgan Chase Bank N.A.	4/28/16	(7,054)
USD	183,336	EUR	159,652	Barclays Bank PLC	4/28/16	9,358
USD	75,924	EUR	66,164	CitiBank NA	4/28/16	3,823
USD	378,819	EUR	330,039	Deutsche Bank AG	4/28/16	19,164
USD	414,281	EUR	360,715	Deutsche Bank AG	4/28/16	21,198
USD	84,985	EUR	74,000	JP Morgan Chase Bank N.A.	4/28/16	4,344
AUD	945,000	USD	683,726	Deutsche Bank AG	6/16/16	(12,395)
USD	2,496,619	EUR	2,267,181	Deutsche Bank AG	6/16/16	21,789
USD	120,365	EUR	109,303	Deutsche Bank AG	6/16/16	1,051
USD	291,038	EUR	220,000	Deutsche Bank AG	8/05/16	50,440
USD	218,625	EUR	165,000	Deutsche Bank AG	8/05/16	38,177
INR	33,975,000	USD	495,624	Deutsche Bank AG	8/18/16	(11,802)
USD	40,453	EUR	36,980	Barclays Bank PLC	8/18/16	(8)
USD	2,660,134	EUR	2,430,345	Deutsche Bank AG	8/18/16	955
USD	90,951	EUR	83,000	Deutsche Bank AG	8/18/16	136
USD	199,436	EUR	182,000	Deutsche Bank AG	8/18/16	299
USD	207,753	EUR	182,000	Deutsche Bank AG	8/18/16	8,616
USD	90,743	EUR	82,955	JPMorgan Chase Bank, N.A.	8/18/16	(23)
USD	3,539,693	NZD	5,398,342	Deutsche Bank AG	8/18/16	15,330
JPY	61,450,000	USD	499,630	JPMorgan Chase Bank N.A.	9/02/16	48,864
JPY	62,810,500	USD	532,468	JPMorgan Chase Bank N.A.	9/02/16	28,170
USD	1,218,240	JPY	124,260,500	JPMorgan Chase Bank N.A.	9/02/16	109,108
Total						$337,933

FDP SERIES, INC.	FEBRUARY 29, 2016	11

Schedule of Investments (continued)	FDP BlackRock Franklin Templeton Total Return Fund

OTC Options Purchased

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
USD Currency	Put	CitiBank NA	03/09/2016	JPY	110.00	USD	6,500	$173,446
USD Currency	Put	CitiBank NA	04/05/2016	JPY	123.00	USD	2,200	799
EUR Currency	Put	CitiBank NA	05/03/2016	USD	1.19	EUR	9,400	956,163
AUD Currency	Put	CitiBank NA	08/13/2016	USD	0.78	AUD	4,200	307,587
Total								$1,437,995

Centrally Cleared Credit Default Swaps — Sell Protection

Index	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield, Series 24, Version 2	5.00%	6/20/20	B+	USD	2,277	$(38,391)
Markit CDX North America Investment Grade, Series 25, Version 1	1.00%	12/20/20	BBB+	USD	3,000	(32,790)
Markit iTraxx Europe, Series 24, Version 1	1.00%	12/20/20	BBB+	EUR	1,100	(15,996)
Markit iTraxx Europe, Series 24, Version 1	1.00%	12/20/20	BBB+	EUR	2,200	(43,534)
Markit iTraxx Europe, Senior Financial, Series 24	1.00%	12/20/20	NR	EUR	700	5,547
Markit iTraxx Europe, Senior Financial, Series 24	1.00%	12/20/20	NR	EUR	525	(3,880)
Markit CDX North America Investment Grade, Series 24, Version 1	1.00%	6/20/25	BBB+	USD	1,250	(909)
Total						$(129,953)

[1]	Using Standard & Poor’s (“S&P’s”) rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Credit Default Swaps — Buy Protection

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
DISH DBS Corp.	5.00%	Goldman Sachs International	3/20/16	USD	2,500	$(5,942)	$(5,338)	$(604)
DR Horton, Inc.	5.00%	JPMorgan Chase Bank N.A.	3/20/16	USD	1,000	(2,676)	(2,126)	(550)
Kinder Morgan, Inc.	5.00%	Goldman Sachs International	3/20/16	USD	1,500	(3,531)	(3,620)	89
Kinder Morgan, Inc.	5.00%	Goldman Sachs International	3/20/16	USD	1,500	(3,531)	(3,488)	(43)
PPL Energy Supply LLC	5.00%	Morgan Stanley & Co. LLC	6/20/16	USD	600	(6,192)	(7,845)	1,653
PPL Energy Supply LLC	5.00%	JPMorgan Chase Bank N.A.	6/20/16	USD	600	(6,192)	(7,862)	1,670
Tenet Healthcare Corp.	5.00%	Barclays Bank PLC	12/20/16	USD	400	(12,141)	(9,758)	(2,383)

12	FDP SERIES, INC.	FEBRUARY 29, 2016

Schedule of Investments (continued)	FDP BlackRock Franklin Templeton Total Return Fund

OTC Credit Default Swaps — Buy Protection (continued)

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
International Lease Finance Corp.	5.00%	Goldman Sachs International	3/20/17	USD	250	$(8,734)	$(9,668)	$934
International Lease Finance Corp.	5.00%	Goldman Sachs International	3/20/17	USD	500	(17,467)	(20,140)	2,673
International Lease Finance Corp.	5.00%	Goldman Sachs International	3/20/17	USD	250	(8,733)	(9,638)	905
Canadian Natural Resources Ltd.	5.00%	Goldman Sachs International	6/20/17	USD	1,000	(32,371)	(47,455)	15,084
Constellation Brands, Inc.	5.00%	Deutsche Bank AG	6/20/17	USD	800	(49,758)	(32,234)	(17,524)
Merrill Lynch & Co., Inc.	1.00%	Credit Suisse International	9/20/17	USD	700	(3,637)	5,119	(8,756)
Hertz Corp.	5.00%	CitiBank NA	12/20/17	USD	105	(5,836)	(5,639)	(197)
Hertz Corp.	5.00%	CitiBank NA	12/20/17	USD	215	(11,950)	(11,532)	(418)
Kinder Morgan Energy Partners LP	5.00%	CitiBank NA	3/20/18	USD	500	(32,511)	(39,821)	7,310
Yum! Brands, Inc.	5.00%	CitiBank NA	3/20/18	USD	500	(40,000)	(38,782)	(1,218)
Yum! Brands, Inc.	5.00%	Credit Suisse International	3/20/18	USD	500	(40,000)	(36,616)	(3,384)
Owens-Illinois INC	5.00%	CitiBank NA	6/20/18	USD	500	(52,169)	(44,910)	(7,259)
Toys R US, Inc.	5.00%	Goldman Sachs & Co.	12/20/18	USD	500	88,650	123,226	(34,576)
Toys R US, Inc.	5.00%	Goldman Sachs International	12/20/18	USD	500	88,650	142,217	(53,567)
Toys R US, Inc.	5.00%	JPMorgan Chase Bank N.A.	12/20/18	USD	300	53,190	57,200	(4,010)
Toys R US, Inc.	5.00%	Goldman Sachs International	12/20/18	USD	200	35,460	35,829	(369)
CSC Holdings LLC	5.00%	Goldman Sachs & Co.	3/20/19	USD	500	(35,031)	(25,066)	(9,965)
Tenet Healthcare Corp.	5.00%	Goldman Sachs International	3/20/19	USD	400	(8,355)	(34,988)	26,633
Lennar Corp.	5.00%	CitiBank NA	9/20/19	USD	200	(21,853)	(16,046)	(5,807)
PHH Corp.	5.00%	Goldman Sachs International	9/20/19	USD	1,500	15,522	2,736	12,786
Lennar Corp.	5.00%	CitiBank NA	12/20/19	USD	300	(33,666)	(28,798)	(4,868)
Avon Products, Inc.	5.00%	Goldman Sachs International	3/20/20	USD	500	84,745	50,642	34,103
Avon Products, Inc.	5.00%	Goldman Sachs International	3/20/20	USD	250	42,373	31,177	11,196
Avon Products, Inc.	5.00%	Goldman Sachs International	3/20/20	USD	250	42,373	27,785	14,588
Avon Products, Inc.	5.00%	Goldman Sachs International	3/20/20	USD	200	33,898	39,551	(5,653)
Apache Corp.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	900	92,942	96,769	(3,827)
Apache Corp.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	100	10,326	9,801	525

FDP SERIES, INC.	FEBRUARY 29, 2016	13

Schedule of Investments (continued)	FDP BlackRock Franklin Templeton Total Return Fund

OTC Credit Default Swaps — Buy Protection (continued)

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Canadian Natural Resources Ltd.	1.00%	Barclays Bank PLC	12/20/20	USD	200	$33,326	$36,779	$(3,453)
Hartford Financial Services Group, Inc.	1.00%	CitiBank NA	12/20/20	USD	350	(6,346)	(4,533)	(1,813)
Kinder Morgan Energy Partners LP	1.00%	CitiBank NA	12/20/20	USD	150	11,603	15,849	(4,246)
Kinder Morgan Energy Partners LP	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	350	27,073	35,620	(8,547)
Lennar Corp.	5.00%	Goldman Sachs International	12/20/20	USD	200	(22,959)	(19,474)	(3,485)
Rite Aid Corp.	5.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	350	(49,687)	(60,606)	10,919
Canadian Natural Resources Ltd.	1.00%	Morgan Stanley & Co. LLC	12/21/20	USD	300	49,988	57,545	(7,557)
Hartford Financial Services Group, Inc.	1.00%	CitiBank NA	12/21/20	USD	300	(5,440)	(3,535)	(1,905)
Total						$183,411	$238,327	$(54,916)

OTC Credit Default Swaps — Sell Protection

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America Corp.	1.00%	Credit Suisse International	9/20/17	BBB+	USD	700	$3,637	$(5,119)	$8,756
iHeartCommunications, Inc.	5.00%	Barclays Bank PLC	6/20/18	CCC	USD	250	(171,923)	(40,867)	(131,056)
Markit LCDX North America Index, Series 21, Version 3	2.50%	Credit Suisse International	12/20/18	NR	USD	294	8,488	6,364	2,124
Tenet Healthcare Corp.	5.00%	Barclays Bank PLC	12/20/18	CCC+	USD	400	12,625	15,064	(2,439)
Beazer Homes USA, Inc.	5.00%	CitiBank NA	9/20/19	CCC	USD	200	(21,424)	2,897	(24,321)
Beazer Homes USA, Inc.	5.00%	CitiBank NA	12/20/19	CCC	USD	300	(36,461)	6,451	(42,912)
Hertz Corp.	5.00%	CitiBank NA	12/20/19	B	USD	105	939	1,374	(435)
Hertz Corp.	5.00%	CitiBank NA	12/20/19	B	USD	215	1,922	2,804	(882)
Poland Republic	1.00%	Goldman Sachs International	12/20/19	A-	USD	400	3,497	5,287	(1,790)
United Mexican States	1.00%	CitiBank NA	6/20/20	BBB+	USD	400	(13,411)	(4,123)	(9,288)
EDF S.A.	1.00%	Barclays Bank PLC	9/20/20	A+	EUR	500	(5,684)	11,767	(17,451)
GDF SUEZ	1.00%	Barclays Bank PLC	9/20/20	A	EUR	500	2,259	14,532	(12,273)

14	FDP SERIES, INC.	FEBRUARY 29, 2016

Schedule of Investments (continued)	FDP BlackRock Franklin Templeton Total Return Fund

OTC Credit Default Swaps — Sell Protection (continued)

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Orange S.A.	1.00%	CitiBank NA	9/20/20	BBB+	EUR	500	$8,995	$9,524	$(529)
Beazer Homes USA, Inc.	5.00%	Goldman Sachs International	12/20/20	CCC	USD	200	(32,472)	(22,394)	(10,078)
MetLife, Inc.	1.00%	CitiBank NA	12/21/20	A-	USD	350	(7,813)	(10,065)	2,252
MetLife, Inc.	1.00%	CitiBank NA	12/21/20	A-	USD	300	(6,697)	(8,627)	1,930
Freeport-McMoRan Copper & Gold, Inc.	1.00%	Deutsche Bank AG	3/20/23	BB	USD	500	(213,366)	(25,480)	(187,886)
Total							$(466,889)	$(40,611)	$(426,278)

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Portfolio Abbreviations

ABS	Asset-Backed Security
AUD	Australian Dollar
BRL	Brazilian Real
CLO	Collateralized Loan Obligation
EDA	Economic Development Authority
EUR	Euro
GO	General Obligation Bonds
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
OTC	Over-the-Counter
PHP	Philippine Peso
PLN	Polish Zloty
RB	Revenue Bonds
USD	U.S. Dollar

FDP SERIES, INC.	FEBRUARY 29, 2016	15

Schedule of Investments (continued)	FDP BlackRock Franklin Templeton Total Return Fund

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Asset-Backed Securities	—	$20,029,039	$2,219,393	$22,248,432
Corporate Bonds	—	80,284,103	—	80,284,103
Floating Rate Loan Interests	—	4,121,015	2,037,807	6,158,822
Foreign Agency Obligations	—	13,117,396	—	13,117,396
Municipal Bonds	—	3,604,738	—	3,604,738
Non-Agency Mortgage-Backed Securities	—	13,315,180	—	13,315,180
U.S. Government Sponsored Agency Securities	—	51,866,945	—	51,866,945
U.S. Treasury Obligations	—	22,074,952	—	22,074,952
Other Interests	—	—	—	—
Preferred Securities	$633,840	5,085,548	—	5,719,388
Time Deposits	—	43,300,058	—	43,300,058
Options Purchased:
Foreign Currency Exchange Contracts	—	1,437,995	—	1,437,995
Liabilities:
Unfunded Floating Rate Loan Interests	—	—	(7,587)	(7,587)

Total	$633,840	$258,236,969	$4,249,613	$263,120,422

16	FDP SERIES, INC.	FEBRUARY 29, 2016

Schedule of Investments (concluded)	FDP BlackRock Franklin Templeton Total Return Fund

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$161,677	—	$161,677
Foreign currency exchange contracts	—	381,069	—	381,069
Interest rate contracts	$266,149	—	—	266,149
Liabilities:
Credit contracts	—	(772,824)	—	(772,824)
Foreign currency exchange contracts	—	(43,136)	—	(43,136)
Interest rate contracts	(5,406)	—	—	(5,406)

Total	$260,743	$(273,214)	—	$(12,471)

[1]    Derivative financial instruments are swaps, financial futures contracts and forward foreign currency exchange contracts. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for centrally cleared swaps	$1,059,505	—	—	$1,059,505
Cash pledged for financial futures contracts	133,174	—	—	133,174
Foreign currency at value	321,106	—	—	321,106
Liabilities:
Bank overdraft	—	$(390)	—	(390)

Total	$1,513,785	$(390)	—	$1,513,395

FDP SERIES, INC.	FEBRUARY 29, 2016	17

Schedule of Investments February 29, 2016 (Unaudited)	FDP BlackRock Invesco Value Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.2%
Textron, Inc.	43,979	$1,501,883
Auto Components — 1.7%
Johnson Controls, Inc.	59,788	2,179,870
Automobiles — 1.8%
General Motors Co.	81,486	2,398,948
Banks — 15.0%
Bank of America Corp.	272,951	3,417,347
Citigroup, Inc.	143,618	5,579,559
Citizens Financial Group, Inc.	46,828	900,502
Fifth Third Bancorp	105,586	1,611,242
JPMorgan Chase & Co.	84,826	4,775,704
PNC Financial Services Group, Inc. (a)	500	40,655
US Bancorp	14,230	548,140
Wells Fargo & Co.	54,405	2,552,683

		19,425,832
Beverages — 1.0%
Coca-Cola Co.	30,612	1,320,296
Biotechnology — 0.9%
AbbVie, Inc.	20,990	1,146,264
Capital Markets — 4.9%
Bank of New York Mellon Corp.	39,348	1,392,526
Goldman Sachs Group, Inc.	8,907	1,331,863
Morgan Stanley	72,444	1,789,367
State Street Corp.	34,367	1,882,624

		6,396,380
Communications Equipment — 2.7%
Cisco Systems, Inc.	126,757	3,318,498
QUALCOMM, Inc.	2,677	135,965

		3,454,463
Consumer Finance — 1.2%
Ally Financial, Inc. (b)	89,108	1,566,519
Diversified Telecommunication Services — 1.0%
Frontier Communications Corp.	234,226	1,267,163
Electric Utilities — 0.6%
FirstEnergy Corp.	21,427	717,162
Electrical Equipment — 1.6%
Emerson Electric Co.	43,667	2,132,260
Electronic Equipment, Instruments & Components — 0.4%
Corning, Inc.	28,557	522,593
Energy Equipment & Services — 2.6%
Halliburton Co.	34,685	1,119,632
Noble Corp. PLC	61,816	514,927
Weatherford International PLC (b)	265,864	1,701,530

		3,336,089

Common Stocks	Shares	Value
Food & Staples Retailing — 1.6%
CVS Health Corp.	6,854	$666,003
Wal-Mart Stores, Inc.	21,561	1,430,357

		2,096,360
Food Products — 1.0%
Mondelez International, Inc., Class A	12,892	522,513
Unilever NV — NY Shares	17,153	730,889

		1,253,402
Health Care Equipment & Supplies — 0.9%
Medtronic PLC	14,401	1,114,493
Health Care Providers & Services — 1.8%
Anthem, Inc.	11,093	1,449,744
Express Scripts Holding Co. (b)	13,285	934,998

		2,384,742
Hotels, Restaurants & Leisure — 2.9%
Carnival Corp.	78,070	3,744,237
Industrial Conglomerates — 2.0%
General Electric Co.	91,147	2,656,024
Insurance — 4.2%
Aflac, Inc.	28,745	1,710,902
Allstate Corp.	29,854	1,894,535
MetLife, Inc.	46,271	1,830,481

		5,435,918
Internet Software & Services — 2.0%
eBay, Inc. (b)	71,763	1,707,959
Yahoo!, Inc. (b)	27,085	861,032

		2,568,991
IT Services — 1.1%
PayPal Holdings, Inc. (b)	37,752	1,439,861
Leisure Products — 0.5%
Mattel, Inc.	18,863	613,425
Machinery — 2.3%
Caterpillar, Inc.	31,543	2,135,461
Ingersoll-Rand PLC	14,919	828,900

		2,964,361
Media — 6.3%
CBS Corp., Class B	13,161	636,729
Comcast Corp., Class A	40,599	2,343,780
Time Warner Cable, Inc.	7,889	1,505,695
Time Warner, Inc.	9,147	605,531
Twenty-First Century Fox, Inc., Class B	59,622	1,619,334
Viacom, Inc., Class B	39,750	1,464,787

		8,175,856

FDP SERIES, INC.	FEBRUARY 29, 2016	1

Schedule of Investments (continued)	FDP BlackRock Invesco Value Fund

Common Stocks	Shares	Value
Metals & Mining — 0.9%
Alcoa, Inc.	137,596	$1,228,732
Multi-Utilities — 0.8%
PG&E Corp.	17,267	979,557
Multiline Retail — 2.7%
Kohl’s Corp.	36,973	1,725,530
Target Corp.	21,834	1,712,877

		3,438,407
Oil, Gas & Consumable Fuels — 11.2%
BP PLC — ADR	73,515	2,138,551
California Resources Corp.	1,784	1,003
Canadian Natural Resources Ltd.	39,710	830,007
Chevron Corp.	23,736	1,980,532
Devon Energy Corp.	49,718	978,450
Hess Corp.	29,145	1,270,722
Occidental Petroleum Corp.	18,983	1,306,410
QEP Resources, Inc.	67,517	658,966
Royal Dutch Shell PLC — ADR, Class A	55,945	2,544,379
Suncor Energy, Inc.	116,357	2,848,419

		14,557,439
Paper & Forest Products — 1.0%
International Paper Co.	36,859	1,315,866
Pharmaceuticals — 7.2%
Endo International PLC (b)	7,247	302,997
Merck & Co., Inc.	43,529	2,185,591
Novartis AG, Registered Shares	22,544	1,605,774
Pfizer, Inc.	91,355	2,710,503
Roche Holding AG — ADR	40,041	1,283,314
Sanofi — ADR	32,661	1,291,742

		9,379,921
Semiconductors & Semiconductor Equipment — 1.2%
Intel Corp.	52,638	1,557,558

Common Stocks		Shares	Value
Software — 3.9%
Citrix Systems, Inc. (b)		14,080	$994,752
Microsoft Corp.		43,300	2,203,104
Symantec Corp.		99,310	1,917,676

			5,115,532
Technology Hardware, Storage & Peripherals — 2.1%
HP, Inc.		60,028	641,699
NetApp, Inc.		81,572	2,026,249

			2,667,948
Total Long-Term Investments (Cost — $111,076,794) — 94.2%			122,054,352

Short-Term Securities		Par (000)
Switzerland — 0.0%
Brown Brothers Harriman & Co., (1.00%), 3/01/16	CHF	40	39,624
United States — 5.4%
Brown Brothers Harriman & Co., 0.36%, 3/01/16	USD	6,958	6,958,088
Total Short-Term Securities (Cost — $6,997,712) — 5.4%			6,997,712
Total Investments (Cost — $118,074,506*) — 99.6%			129,052,064
Other Assets Less Liabilities — 0.4%			578,695

Net Assets — 100.0%			$129,630,759

*	As of February 29, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$119,205,313

Gross unrealized appreciation	$25,041,046
Gross unrealized depreciation	(15,194,295)

Net unrealized appreciation	$9,846,751

2	FDP SERIES, INC.	FEBRUARY 29, 2016

Schedule of Investments (continued)	FDP BlackRock Invesco Value Fund

Notes to Schedule of Investments

(a)	During the period ended February 29, 2016, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2015	Shares Purchased	Shares Sold	Shares Held at February 29, 2016	Value at February 29, 2016	Income	Realized Gain (Loss)
PNC Financial Services Group, Inc.	500	—	—	500	$40,655	$765	$—

(b)	Non-income producing security.

Portfolio Abbreviations

ADR	American Depositary Receipts
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
USD	U.S. Dollar

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	276,192	USD	396,556	Deutsche Bank AG	3/18/16	$(12,120)
USD	850,440	CAD	1,181,214	Canadian Imperial Bank of Commerce	3/18/16	(22,597)
USD	662,603	CAD	919,858	Deutsche Bank AG	3/18/16	(17,266)
USD	662,502	CAD	919,858	Goldman Sachs International	3/18/16	(17,367)
USD	662,686	CAD	919,858	Royal Bank of Canada	3/18/16	(17,183)
USD	613,567	CHF	605,762	Canadian Imperial Bank of Commerce	3/18/16	6,442
USD	624,926	CHF	617,046	Deutsche Bank AG	3/18/16	6,492
USD	613,569	CHF	605,762	Goldman Sachs International	3/18/16	6,445
USD	613,585	CHF	605,762	Royal Bank of Canada	3/18/16	6,461
USD	791,261	EUR	709,664	Barclays Bank PLC	3/18/16	18,904
USD	791,109	EUR	709,664	Canadian Imperial Bank of Commerce	3/18/16	18,752
USD	942,580	EUR	845,629	Deutsche Bank AG	3/18/16	22,247
USD	791,057	EUR	709,664	Goldman Sachs International	3/18/16	18,700
USD	791,000	EUR	709,665	Royal Bank of Canada	3/18/16	18,642
USD	543,178	GBP	380,105	Canadian Imperial Bank of Commerce	3/18/16	14,102
USD	574,176	GBP	401,825	Deutsche Bank AG	3/18/16	14,868
USD	574,127	GBP	401,825	Goldman Sachs International	3/18/16	14,819
USD	574,162	GBP	401,825	Royal Bank of Canada	3/18/16	14,854
Total						$95,195

FDP SERIES, INC.	FEBRUARY 29, 2016	3

Schedule of Investments (continued)	FDP BlackRock Invesco Value Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$120,448,578	$1,605,774	—	$122,054,352
Short-Term Securities	—	6,997,712	—	6,997,712

Total	$120,448,578	$8,603,486	—	$129,052,064

[1] See above Schedule of Investments for values in each industry, excluding Level 2, which includes a portion of Pharmaceuticals, within in the table.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$181,728	—	$181,728
Liabilities:
Foreign currency exchange contracts	—	(86,533)	—	(86,533)

Total		$95,195	—	$95,195

[1]    Derivative financial instruments are swaps, financial futures contracts and forward foreign currency exchange contracts. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

4	FDP SERIES, INC.	FEBRUARY 29, 2016

Schedule of Investments (concluded)	FDP BlackRock Invesco Value Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, foreign currency at value of $48 is categorized as Level 1 within the disclosure hierarchy.

During the period ended February 29, 2016, there were no transfers between levels.

FDP SERIES, INC.	FEBRUARY 29, 2016	5

Schedule of Investments February 29, 2016 (Unaudited)	FDP BlackRock Janus Growth Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 3.4%
Honeywell International, Inc.	16,961	$1,718,997
Northrop Grumman Corp.	7,640	1,468,561
Teledyne Technologies, Inc. (a)	4,482	381,777
United Technologies Corp.	9,286	897,213

		4,466,548
Airlines — 1.4%
United Continental Holdings, Inc. (a)	32,033	1,834,210
Auto Components — 0.8%
Delphi Automotive PLC	16,115	1,074,548
Banks — 0.3%
PacWest Bancorp	10,481	337,279
Beverages — 2.5%
Brown-Forman Corp., Class B	7,057	694,903
Coca-Cola Co.	59,350	2,559,765

		3,254,668
Biotechnology — 8.2%
AbbVie, Inc.	35,202	1,922,381
Alder Biopharmaceuticals, Inc. (a)	22,820	433,352
Amgen, Inc.	19,465	2,769,480
Biogen, Inc. (a)	6,784	1,759,905
Celgene Corp. (a)	23,157	2,334,920
Ironwood Pharmaceuticals, Inc. (a)	53,620	517,433
Regeneron Pharmaceuticals, Inc. (a)	2,879	1,105,594

		10,843,065
Building Products — 0.5%
AO Smith Corp.	10,356	728,855
Capital Markets — 0.9%
Blackstone Group LP	21,854	567,548
E*Trade Financial Corp. (a)	25,345	594,594

		1,162,142
Chemicals — 2.5%
Air Products & Chemicals, Inc.	13,526	1,791,789
PPG Industries, Inc.	15,310	1,477,874

		3,269,663
Communications Equipment — 1.2%
CommScope Holding Co., Inc. (a)	25,327	637,987
Motorola Solutions, Inc.	13,751	1,010,561

		1,648,548
Construction Materials — 1.0%
Vulcan Materials Co.	13,628	1,342,767
Consumer Finance — 0.6%
Synchrony Financial (a)	28,620	771,309

Common Stocks	Shares	Value
Containers & Packaging — 1.0%
Crown Holdings, Inc. (a)	28,447	$1,332,742
Diversified Consumer Services — 0.5%
ServiceMaster Global Holdings, Inc. (a)	18,943	718,508
Diversified Financial Services — 0.9%
Intercontinental Exchange, Inc.	3,351	799,080
McGraw-Hill Financial, Inc.	4,584	411,368

		1,210,448
Electrical Equipment — 0.8%
Sensata Technologies Holding NV (a)	30,926	1,054,886
Electronic Equipment, Instruments & Components — 2.8%
Amphenol Corp., Class A	36,830	1,954,568
National Instruments Corp.	24,408	704,171
TE Connectivity Ltd.	18,325	1,043,059

		3,701,798
Energy Equipment & Services — 0.2%
Baker Hughes, Inc.	5,967	255,805
Food & Staples Retailing — 3.7%
Costco Wholesale Corp.	7,128	1,069,414
Diplomat Pharmacy, Inc. (a)	27,937	995,116
Kroger Co.	47,055	1,877,965
Sysco Corp.	20,868	920,905

		4,863,400
Food Products — 1.3%
Hershey Co.	18,561	1,687,009
Health Care Equipment & Supplies — 0.7%
Boston Scientific Corp. (a)	58,136	987,149
Health Care Providers & Services — 2.0%
Express Scripts Holding Co. (a)	24,182	1,701,929
Universal Health Services, Inc., Class B	8,864	978,320

		2,680,249
Health Care Technology — 0.7%
athenahealth, Inc. (a)	7,138	921,302
Hotels, Restaurants & Leisure — 4.6%
Aramark	22,393	703,588
Chipotle Mexican Grill, Inc. (a)	1,664	847,242
Dunkin’ Brands Group, Inc.	19,673	916,368
Hilton Worldwide Holdings, Inc.	33,189	689,668
Norwegian Cruise Line Holdings Ltd. (a)	19,656	965,699
Starbucks Corp.	34,121	1,986,184

		6,108,749

FDP SERIES, INC.	FEBRUARY 29, 2016	1

Schedule of Investments (continued)	FDP BlackRock Janus Growth Fund

Common Stocks	Shares	Value
Household Products — 0.9%
Colgate-Palmolive Co.	18,554	$1,217,885
Industrial Conglomerates — 0.7%
Roper Technologies, Inc.	5,687	955,018
Internet & Catalog Retail — 3.5%
Amazon.com, Inc. (a)	5,480	3,027,809
Priceline Group, Inc. (a)	1,304	1,649,834

		4,677,643
Internet Software & Services — 9.3%
Alphabet, Inc., Class A (a)	10,114	7,253,963
CoStar Group, Inc. (a)	3,494	618,648
Facebook, Inc., Class A (a)	37,978	4,060,608
LinkedIn Corp., Class A (a)	2,755	322,858

		12,256,077
IT Services — 4.4%
Amdocs Ltd.	16,724	949,254
Cognizant Technology Solutions Corp., Class A (a)	13,620	776,068
MasterCard, Inc., Class A	21,246	1,846,702
Visa, Inc., Class A	31,536	2,282,891

		5,854,915
Leisure Products — 1.4%
Mattel, Inc.	20,873	678,790
Polaris Industries, Inc.	13,024	1,144,940

		1,823,730
Machinery — 1.2%
Dover Corp.	12,745	774,641
Rexnord Corp. (a)	42,424	769,571

		1,544,212
Media — 4.3%
Comcast Corp., Class A	46,743	2,698,474
Time Warner Cable, Inc.	4,269	814,781
Walt Disney Co.	23,237	2,219,598

		5,732,853
Multiline Retail — 1.3%
Dollar Tree, Inc. (a)	21,099	1,693,195
Oil, Gas & Consumable Fuels — 0.4%
Anadarko Petroleum Corp.	4,595	174,380
Enterprise Products Partners LP	9,932	232,111
Phillips 66	2,281	181,089

		587,580
Personal Products — 1.3%
Estee Lauder Cos., Inc., Class A	18,409	1,681,294
Pharmaceuticals — 4.5%
Allergan PLC (a)	6,877	1,995,086

Common Stocks	Shares	Value
Pharmaceuticals (continued)
Bristol-Myers Squibb Co.	33,988	$2,104,877
Endo International PLC (a)	22,307	932,656
Mallinckrodt PLC (a)	14,168	921,345

		5,953,964
Professional Services — 1.1%
Nielsen Holdings PLC	12,436	626,028
Verisk Analytics, Inc. (a)	10,680	777,931

		1,403,959
Real Estate Investment Trusts (REITs) — 2.2%
American Tower Corp.	23,471	2,164,026
Simon Property Group, Inc.	3,781	717,369

		2,881,395
Real Estate Management & Development — 0.5%
Jones Lang LaSalle, Inc.	6,567	670,294
Semiconductors & Semiconductor Equipment — 1.6%
Broadcom Ltd.	8,710	1,166,879
Texas Instruments, Inc.	16,943	898,318

		2,065,197
Software — 6.2%
Adobe Systems, Inc. (a)	16,190	1,378,578
ANSYS, Inc. (a)	7,679	637,511
Cadence Design Systems, Inc. (a)	42,603	918,095
NetSuite, Inc. (a)	16,140	975,179
salesforce.com, Inc. (a)	14,782	1,001,480
ServiceNow, Inc. (a)	20,672	1,136,753
SS&C Technologies Holdings, Inc.	11,585	675,290
Tyler Technologies, Inc. (a)	5,431	653,458
Ultimate Software Group, Inc. (a)	4,988	856,739

		8,233,083
Specialty Retail — 3.5%
AutoZone, Inc. (a)	983	761,402
Lowe’s Cos., Inc.	42,517	2,871,173
Tractor Supply Co.	11,068	936,021

		4,568,596
Technology Hardware, Storage & Peripherals — 4.1%
Apple, Inc.	56,252	5,439,006
Textiles, Apparel & Luxury Goods — 2.1%
Carter’s, Inc.	10,454	1,062,440
NIKE, Inc., Class B	26,980	1,661,698

		2,724,138
Thrifts & Mortgage Finance — 0.3%
MGIC Investment Corp. (a)	49,145	336,152
Tobacco — 1.2%
Altria Group, Inc.	26,717	1,644,966

2	FDP SERIES, INC.	FEBRUARY 29, 2016

Schedule of Investments (continued)	FDP BlackRock Janus Growth Fund

Common Stocks	Shares	Value
Trading Companies & Distributors — 0.7%
Fastenal Co.	19,291	$873,689
Wireless Telecommunication Services — 1.0%
T-Mobile U.S., Inc. (a)	35,939	1,333,337
Total Long-Term Investments (Cost — $125,522,437) — 100.2%		132,407,825

Short-Term Securities	Par (000)
United States — 0.2%
Brown Brothers Harriman & Co., 0.36%, 3/01/16	$291	291,427
Total Short-Term Securities (Cost — $291,427) — 0.2%		291,427

Value
Total Investments (Cost — $125,813,864*) — 100.4%	$132,699,252
Liabilities in Excess of Other Assets — (0.4)%	(545,441)

Net Assets — 100.0%	$132,153,811

*	As of February 29, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$125,847,471

Gross unrealized appreciation	$10,356,460
Gross unrealized depreciation	(3,504,679)

Net unrealized appreciation	$6,851,781

Notes to Schedule of Investments

(a)	Non-income producing security.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

FDP SERIES, INC.	FEBRUARY 29, 2016	3

Schedule of Investments (concluded)	FDP BlackRock Janus Growth Fund

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$132,407,825	—	—	$132,407,825
Short-Term Securities	—	$291,427	—	291,427

Total	$132,407,825	$291,427	—	$132,699,252

[1]	See above Schedule of Investments for values in each industry.

During the period ended February 29, 2016, there were no transfers between levels.

4	FDP SERIES, INC.	FEBRUARY 29, 2016

Schedule of Investments February 29, 2016 (Unaudited)	FDP BlackRock MFS Research International Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 5.4%
APA Group (a)	164,300	$1,018,550
BHP Billiton PLC	82,869	833,538
Brambles Ltd.	123,887	1,101,068
Iluka Resources Ltd.	156,867	750,470
Oil Search Ltd.	161,080	761,837
Orica Ltd.	92,915	942,445
Westpac Banking Corp.	122,966	2,514,991

		7,922,899
Belgium — 0.9%
KBC Groep NV	23,528	1,245,943
Bermuda — 0.5%
Hiscox Ltd.	56,787	765,046
Brazil — 0.6%
AMBEV SA — ADR	151,917	659,320
Gerdau SA — ADR	144,805	127,428
M Dias Branco SA	4,023	63,558

		850,306
Canada — 1.4%
Element Financial Corp.	60,830	644,267
Enbridge, Inc.	23,219	820,130
Valeant Pharmaceuticals International, Inc. (b)	8,272	544,298

		2,008,695
China — 1.4%
Alibaba Group Holding Ltd. — SP ADR (b)	14,620	1,006,002
China Resources Gas Group Ltd.	408,000	1,064,340

		2,070,342
Denmark — 0.3%
TDC A/S	105,133	446,061
France — 10.0%
BNP Paribas SA	42,264	1,971,068
Danone SA	45,229	3,145,584
Dassault Systemes SA	8,137	616,362
Engie SA	82,829	1,281,893
L’Oreal SA	13,226	2,226,069
Legrand SA	10,083	501,238
LVMH Moet Hennessy Louis Vuitton SA	10,624	1,765,043
Schneider Electric SE	47,565	2,835,134
Technip SA	8,390	415,672

		14,758,063
Germany — 5.9%
Bayer AG, Registered Shares	25,078	2,599,786
Brenntag AG	10,533	508,399
Deutsche Wohnen AG, Bearer Shares	22,269	587,885

Common Stocks	Shares	Value
Germany (continued)
GEA Group AG	20,189	$888,361
Infineon Technologies AG	38,810	471,053
LEG Immobilien AG (b)	7,169	585,946
Linde AG	14,292	1,978,688
Symrise AG	17,555	1,119,398

		8,739,516
Greece — 0.3%
Hellenic Telecommunications Organization SA	53,427	445,305
Hong Kong — 3.2%
AIA Group Ltd.	447,200	2,283,098
BOC Hong Kong Holdings Ltd.	248,500	645,653
CK Hutchison Holdings Ltd.	120,500	1,452,852
Esprit Holdings Ltd.	408,500	365,158
Global Brands Group Holding Ltd. (b)	260,000	30,766

		4,777,527
India — 0.6%
HDFC Bank Ltd. — ADR	17,666	933,118
Italy — 3.2%
Cerved Information Solutions SpA (b)	37,694	296,207
Enel SpA	363,740	1,453,664
Eni SpA	99,391	1,390,005
Intesa Sanpaolo SpA	644,621	1,628,229

		4,768,105
Japan — 19.9%
ABC-Mart, Inc.	10,600	609,269
AEON Financial Service Co. Ltd.	38,900	869,228
Daikin Industries Ltd.	23,400	1,568,629
Denso Corp.	52,300	1,939,006
Inpex Corp.	77,100	555,843
Japan Tobacco, Inc.	64,000	2,544,954
KDDI Corp.	103,700	2,649,325
Kubota Corp.	137,000	1,753,774
Mitsubishi Corp.	50,500	808,178
Mitsubishi UFJ Financial Group, Inc.	484,700	2,091,628
Nippon Paint Holdings Co. Ltd.	83,700	1,675,429
Nomura Research Institute Ltd.	18,900	645,352
Santen Pharmaceutical Co. Ltd.	134,500	2,065,120
Softbank Group Corp.	22,800	1,120,410
Sony Financial Holdings, Inc.	57,700	804,413
Sumitomo Mitsui Financial Group, Inc.	63,200	1,773,402
Sundrug Co. Ltd.	21,100	1,394,447
Terumo Corp.	41,100	1,404,141
USS Co. Ltd.	53,600	843,632

FDP SERIES, INC.	FEBRUARY 29, 2016	1

Schedule of Investments (continued)	FDP BlackRock MFS Research International Fund

Common Stocks	Shares	Value
Japan (continued)
Yamato Holdings Co. Ltd.	111,700	$2,265,481

		29,381,661
Netherlands — 2.5%
ABN AMRO Group NV (b)(c)	72,500	1,438,573
Akzo Nobel NV	37,321	2,191,331

		3,629,904
Philippines — 0.2%
Philippine Long Distance Telephone Co.	7,240	277,869
Portugal — 0.6%
Galp Energia SGPS SA	86,472	948,393
Russia — 0.4%
Magnit PJSC (b)	2,460	347,686
Mobile Telesystems OJSC (b)	70,579	217,426

		565,112
Spain — 0.7%
Amadeus IT Holding SA, Class A	25,199	1,011,503
Sweden — 0.6%
Telefonaktiebolaget LM Ericsson, Class B	94,917	871,744
Switzerland — 14.9%
Julius Baer Group Ltd. (b)	24,441	975,187
Nestle SA, Registered Shares	75,185	5,257,758
Novartis AG, Registered Shares	62,372	4,442,659
Roche Holding AG	21,838	5,599,596
Schindler Holding AG, Participation Certificates	10,130	1,692,071
UBS Group AG	150,152	2,293,869
Zurich Insurance Group AG (b)	8,145	1,725,200

		21,986,340
Taiwan — 1.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	583,439	2,610,269
Thailand — 0.3%
Kasikornbank PCL — NVDR	99,700	476,012
United Kingdom — 20.9%
ARM Holdings PLC	38,939	535,083
Barclays PLC	691,821	1,643,569
BP PLC	516,129	2,504,875
BT Group PLC	160,716	1,082,287
Burberry Group PLC	31,794	580,515
Cairn Energy PLC (b)	176,057	398,553
Compass Group PLC	75,035	1,315,544
Croda International PLC	38,062	1,565,823
GKN PLC	584,116	2,220,568

Common Stocks	Shares		Value
United Kingdom (continued)
HSBC Holdings PLC		431,496	$2,744,028
Just Eat PLC (b)		45,127	240,681
Lloyds Banking Group PLC		2,460,744	2,469,416
Next PLC		7,849	735,410
Reckitt Benckiser Group PLC		29,046	2,645,792
RELX NV		143,886	2,363,584
Rio Tinto PLC		90,490	2,380,144
Stagecoach Group PLC		29,358	110,407
Vodafone Group PLC		524,209	1,589,873
Whitbread PLC		31,948	1,734,042
WPP PLC		89,176	1,878,261

			30,738,455
United States — 2.7%
Cognizant Technology Solutions Corp., Class A (b)		33,186	1,890,938
MasterCard, Inc., Class A		12,561	1,091,802
Pricesmart, Inc.		5,725	442,314
Yum! Brands, Inc.		8,039	582,586

			4,007,640
Total Long-Term Investments (Cost — $144,449,761) — 99.2%			146,235,828

Short-Term Securities	Par (000)
Europe — 0.1%
Brown Brothers Harriman & Co., (0.31%), 3/01/16	EUR	78	84,843
Switzerland — 0.1%
Brown Brothers Harriman & Co., (1.00%), 3/01/16	CHF	233	233,080
United States — 0.5%
Brown Brothers Harriman & Co., 0.36%, 3/01/16	USD	729	728,980
Total Short-Term Securities (Cost — $1,046,903) — 0.7%			1,046,903
Total Investments (Cost — $145,496,664*) — 99.9%			147,282,731
Other Assets Less Liabilities — 0.1%			119,709

Net Assets — 100.0%			$147,402,440

*	As of February 29, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$147,930,480

Gross unrealized appreciation	$21,434,941
Gross unrealized depreciation	(22,082,690)

Net unrealized depreciation	$(647,749)

2	FDP SERIES, INC.	FEBRUARY 29, 2016

Schedule of Investments (continued)	FDP BlackRock MFS Research International Fund

Notes to Schedule of Investments

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Portfolio Abbreviations

ADR	American Depositary Receipts
CHF	Swiss Franc
EUR	Euro
NVDR	Non-voting Depository Receipts
USD	U.S. Dollar

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	—	$7,922,899	—	$7,922,899
Belgium	—	1,245,943	—	1,245,943
Bermuda	—	765,046	—	765,046
Brazil	$850,306	—	—	850,306
Canada	2,008,695	—	—	2,008,695

FDP SERIES, INC.	FEBRUARY 29, 2016	3

Schedule of Investments (concluded)	FDP BlackRock MFS Research International Fund

	Level 1	Level 2	Level 3	Total
Assets (continued):
Investments (continued):
Common Stocks (continued):
China	$1,006,002	$1,064,340	—	$2,070,342
Denmark	—	446,061	—	446,061
France	—	14,758,063	—	14,758,063
Germany	—	8,739,516	—	8,739,516
Greece	—	445,305	—	445,305
Hong Kong	—	4,777,527	—	4,777,527
India	933,118	—	—	933,118
Italy	—	4,768,105	—	4,768,105
Japan	—	29,381,661	—	29,381,661
Netherlands	1,438,573	2,191,331	—	3,629,904
Philippines	—	277,869	—	277,869
Portugal	—	948,393	—	948,393
Russia	—	565,112	—	565,112
Spain	—	1,011,503	—	1,011,503
Sweden	—	871,744	—	871,744
Switzerland	—	21,986,340	—	21,986,340
Taiwan	—	2,610,269	—	2,610,269
Thailand	—	476,012	—	476,012
United Kingdom	—	30,738,455	—	30,738,455
United States	4,007,640	—	—	4,007,640
Short-Term Securities:
Time Deposits	—	1,046,903	—	1,046,903

Total	$10,244,334	$137,038,397	—	$147,282,731

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, foreign currency at value of $153 is categorized as Level 1 within the disclosure hierarchy.

During the period ended February 29, 2016, there were no transfers between levels.

4	FDP SERIES, INC.	FEBRUARY 29, 2016

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FDP Series, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of FDP Series, Inc.

Date: April 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of FDP Series, Inc.

Date: April 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of FDP Series, Inc.

Date: April 22, 2016